Ivy Micro Cap Growth Fund
Ivy Micro Cap Growth Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 225 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 131 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Micro Cap Growth Fund - USD ($)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Account Fee	$ 20	[2]	none		$ 20	[2]	none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Micro Cap Growth Fund		Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other Expenses		0.44%	0.59%	0.44%	0.29%	0.38%	0.13%	0.29%
Total Annual Fund Operating Expenses		1.64%	2.54%	2.39%	1.24%	1.83%	1.08%	1.49%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.64%	2.54%	2.39%	1.24%	1.83%	1.08%	1.49%
[1]	Through July 31, 2016, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Micro Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	732	1,063	1,415	2,407
Class B Shares	657	1,091	1,450	2,655
Class C Shares	242	745	1,275	2,726
Class I Shares	126	393	681	1,500
Class R Shares	186	576	990	2,148
Class R6 Shares	110	343	595	1,317
Class Y Shares	152	471	813	1,779

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Micro Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	732	1,063	1,415	2,407
Class B Shares	257	791	1,350	2,655
Class C Shares	242	745	1,275	2,726
Class I Shares	126	393	681	1,500
Class R Shares	186	576	990	2,148
Class R6 Shares	110	343	595	1,317
Class Y Shares	152	471	813	1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Ivy Micro Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of micro capitalization companies. Micro capitalization companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. A float-adjusted market capitalization includes only those shares of a company that are available to the public for trading. The Fund primarily invests in common stock, which may include common stocks that are offered in initial public offerings (IPOs).

In selecting equity securities for the Fund, Ivy Investment Management Company (IICO), the Fund's investment manager, utilizes a bottom-up (researching individual issuers) stock selection process and seeks to invest in securities of early-stage growth companies that are expected to benefit from areas of the economy that demonstrate the ability to grow meaningfully faster than overall gross domestic product for a sustained period of time.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when IICO believes a company's valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund's holding in that security or its exposure to a particular sector, or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on the Fund's performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Small Company Risk. Securities of small to micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small to micro capitalization companies at the desired time.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.33% (the fourth quarter of 2010) and the lowest quarterly return was -25.41% (the third quarter of 2011). The Class A return for the year through June 30, 2015 was 5.53%.
Average Annual Total Returns as of December 31, 2014
Average Annual Total Returns - Ivy Micro Cap Growth Fund	1 Year	5 Years	Life of Class	Inception Date
Class A	(8.06%)	15.19%	20.24%	Feb. 17, 2009
Class A | Return After Taxes on Distributions	(9.61%)	13.91%	18.91%	Feb. 17, 2009
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(3.90%)	11.97%	16.39%	Feb. 17, 2009
Class B	(7.03%)	15.04%	19.94%	Feb. 17, 2009
Class C	(3.16%)	15.62%	20.47%	Feb. 17, 2009
Class I	(2.08%)	17.04%	21.96%	Feb. 17, 2009
Class R	(2.62%)		22.88%	Dec. 19, 2012
Class R6			9.63%	Jul. 31, 2014
Class Y	(2.32%)	17.12%	21.98%	Feb. 17, 2009
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on February 17, 2009)	5.60%	16.80%	21.89%	Feb. 17, 2009
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on February 17, 2009)	4.29%	16.84%	6.38%	Feb. 17, 2009
Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on March 1, 2009)	2.23%	15.75%	22.99%	Mar. 01, 2009